Schedule I- Condensed Financial Information of Seanergy Maritime Holdings Corp. (Parent Company Only), Statements of Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statements of Cash Flows [Abstract]
Net cash used in operating activities	$ (4,737)	$ (14,858)	$ 1,030
Cash flows from investing activities:
Net cash (used in) / provided by investing activities	(201,684)	105,895	993
Cash flows from financing activities:
Net proceeds from issuance of common stock	13,820	3,204	0
Proceeds from convertible promissory notes	15,765	0	0
Repayments of convertible promissory notes	(200)	0	0
Restricted cash retained	(50)	0	2,000
Net cash provided by / (used in) financing activities	206,852	(91,239)	(3,246)
Net increase / (decrease) in cash and cash equivalents	431	(202)	(1,223)
Cash and cash equivalents at beginning of period	2,873	3,075	4,298
Cash and cash equivalents at end of period	3,304	2,873	3,075
SUPPLEMENTAL CASH FLOW INFORMATION
Cash paid for interest	855	10,557	0
Parent Company [Member]
Statements of Cash Flows [Abstract]
Net cash used in operating activities	(1,202)	(1,195)	(2,806)
Cash flows from investing activities:
Investments in subsidiaries	(28,633)	(2,198)	0
Net cash (used in) / provided by investing activities	(28,633)	(2,198)	0
Cash flows from financing activities:
Net proceeds from issuance of common stock	13,820	3,204	0
Proceeds from convertible promissory notes	15,765	0	0
Repayments of convertible promissory notes	(200)	0	0
Restricted cash retained	(50)	0	0
Due to subsidiaries	0	0	5,198
Net cash provided by / (used in) financing activities	29,335	3,204	5,198
Net increase / (decrease) in cash and cash equivalents	(500)	(189)	2,392
Cash and cash equivalents at beginning of period	2,578	2,767	375
Cash and cash equivalents at end of period	2,078	2,578	2,767
SUPPLEMENTAL CASH FLOW INFORMATION
Cash paid for interest	$ 222	$ 0	$ 0